Commitments and Contingencies - Schedule of Future Minimum Rental Payments Under Long Term Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	$ 8,678
Operating Leases, Future Minimum Payments Receivable, in Two Years	7,930
Operating Leases, Future Minimum Payments Receivable, in Three Years	7,878
Operating Leases, Future Minimum Payments Receivable, in Four Years	7,853
Operating Leases, Future Minimum Payments Receivable, in Five Years	7,853
Thereafter	109,448
Total	$ 149,640